S000001244 [Member] Expense Example - SMALL CAP CORE FUND	Mar. 31, 2026 USD ($)
Class K
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	262
Expense Example, with Redemption, 10 Years	597
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	317
Expense Example, with Redemption, 10 Years	$ 719